Organization and Principal Activities (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Exclusive Business Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Equity Pledge Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Exclusive Option to Purchase Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Exclusive Option to Purchase Intellectual Properties Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Renewable term of agreement	10 years
Interest-free loans to shareholders of Beijing Auction
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Aggregate of interest-free loans	¥ 1
Term of loan	10 years